Deposit on Farmland (Details Narrative) - USD ($)	May 16, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Resale Agreement Counterparty [Line Items]
Deposits assets		$ 8,802,000	$ 4,914,191
Increase (decrease) in deposit assets		$ 3,900,000
Sadot Agri-Foods [Member] | Sadot Enterprises Limited & Sadot Zambia [Member]
Resale Agreement Counterparty [Line Items]
Ownership percentage (in percent)	70.00%
Escrow deposit	$ 3,500,000
Sadot Enterprises Limited & Sadot Zambia [Member] | Agricultural Land, Mkushi Farm Block of Zambia's Region II Agricultural Zone [Member]
Resale Agreement Counterparty [Line Items]
Ownership percentage (in percent)	100.00%
Zamproagro Limited ZPG and Cropit Farming Limited [Member] | Call Option [Member] | Sadot Agri-Foods [Member]
Resale Agreement Counterparty [Line Items]
Option contract, term	1 year
Option contract, land area (in percent)	70.00%
Cropit Farming Limited & Cropit [Member] | Call Option [Member] | Sadot Agri-Foods [Member]
Resale Agreement Counterparty [Line Items]
Option contract, land are retained (in percent)	30.00%